Equity Method Investments and Other Investment - Schedule of Other Investments in Equity Method Investment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Investments in Equity Method Investment [Abstract]
Beginning balance
Addition	3,000,000
Exchange difference	(18,752)
Ending balance	$ 2,981,248